Portfolio of Investments
CTIVP® – Westfield Mid Cap Growth Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.8%
Issuer	Shares	Value ($)
Communication Services 5.4%
Entertainment 5.4%
Live Nation Entertainment, Inc.(a)	99,090	9,030,072
Roku, Inc., Class A(a)	24,970	7,824,349
Take-Two Interactive Software, Inc.(a)	35,430	5,458,700
Total		22,313,121
Total Communication Services		22,313,121
Consumer Discretionary 12.8%
Hotels, Restaurants & Leisure 5.5%
Chipotle Mexican Grill, Inc.(a)	6,018	10,937,835
Expedia Group, Inc.(a)	31,760	5,205,464
Vail Resorts, Inc.(a)	19,880	6,640,914
Total		22,784,213
Specialty Retail 5.4%
Ross Stores, Inc.	69,210	7,533,509
Ulta Beauty, Inc.(a)	22,708	8,195,771
Williams-Sonoma, Inc.	38,720	6,866,218
Total		22,595,498
Textiles, Apparel & Luxury Goods 1.9%
Tapestry, Inc.	211,291	7,821,993
Total Consumer Discretionary		53,201,704
Energy 1.9%
Oil, Gas & Consumable Fuels 1.9%
Devon Energy Corp.	219,450	7,792,670
Total Energy		7,792,670
Financials 8.2%
Capital Markets 4.0%
LPL Financial Holdings, Inc.	56,038	8,784,517
MSCI, Inc.	13,295	8,087,880
Total		16,872,397
Consumer Finance 1.7%
Synchrony Financial	146,330	7,152,611
Insurance 2.5%
Arthur J Gallagher & Co.	69,080	10,268,742
Total Financials		34,293,750
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 18.4%
Biotechnology 6.1%
Ascendis Pharma A/S ADR(a)	47,970	7,645,938
BioMarin Pharmaceutical, Inc.(a)	78,440	6,062,628
Rocket Pharmaceuticals, Inc.(a)	70,700	2,113,223
Seagen, Inc.(a)	56,680	9,624,264
Total		25,446,053
Health Care Equipment & Supplies 5.9%
Cooper Companies, Inc. (The)	14,019	5,794,193
DexCom, Inc.(a)	11,030	6,031,866
IDEXX Laboratories, Inc.(a)	8,780	5,460,282
Insulet Corp.(a)	25,598	7,275,719
Total		24,562,060
Health Care Providers & Services 2.7%
Oak Street Health, Inc.(a)	128,410	5,461,277
Quest Diagnostics, Inc.	40,740	5,919,930
Total		11,381,207
Life Sciences Tools & Services 3.7%
Avantor, Inc.(a)	128,156	5,241,580
ICON PLC(a)	38,150	9,996,063
Total		15,237,643
Total Health Care		76,626,963
Industrials 15.0%
Aerospace & Defense 2.1%
TransDigm Group, Inc.(a)	13,723	8,570,974
Building Products 2.6%
AZEK Co., Inc. (The)(a)	126,491	4,620,716
Trane Technologies PLC	35,060	6,053,109
Total		10,673,825
Commercial Services & Supplies 3.5%
Copart, Inc.(a)	62,400	8,656,128
Waste Connections, Inc.	46,610	5,869,597
Total		14,525,725
CTIVP® – Westfield Mid Cap Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 3.6%
AMETEK, Inc.	50,740	6,292,268
Rockwell Automation, Inc.	29,155	8,572,736
Total		14,865,004
Machinery 1.4%
IDEX Corp.	28,210	5,838,060
Professional Services 1.8%
TransUnion	68,794	7,726,254
Total Industrials		62,199,842
Information Technology 34.9%
Communications Equipment 1.4%
Juniper Networks, Inc.	216,430	5,956,154
Electronic Equipment, Instruments & Components 1.3%
Teledyne Technologies, Inc.(a)	12,645	5,432,039
IT Services 6.2%
Cognizant Technology Solutions Corp., Class A	64,596	4,793,669
FleetCor Technologies, Inc.(a)	22,929	5,990,660
Global Payments, Inc.	49,630	7,820,695
Twilio, Inc., Class A(a)	21,930	6,996,767
Total		25,601,791
Semiconductors & Semiconductor Equipment 6.3%
Microchip Technology, Inc.	53,980	8,285,390
ON Semiconductor Corp.(a)	95,410	4,366,916
Teradyne, Inc.	50,530	5,516,360
Xilinx, Inc.	51,630	7,795,614
Total		25,964,280
Software 18.6%
Fortinet, Inc.(a)	42,830	12,508,073
HubSpot, Inc.(a)	13,250	8,958,192
Lightspeed Commerce, Inc.(a)	71,559	6,900,434
NiCE Ltd., ADR(a)	25,540	7,254,382
Common Stocks (continued)
Issuer	Shares	Value ($)
Nutanix, Inc., Class A(a)	203,821	7,684,052
Palo Alto Networks, Inc.(a)	24,100	11,543,900
RingCentral, Inc., Class A(a)	20,730	4,508,775
Splunk, Inc.(a)	50,227	7,268,349
Zendesk, Inc.(a)	93,400	10,870,826
Total		77,496,983
Technology Hardware, Storage & Peripherals 1.1%
Western Digital Corp.(a)	83,910	4,735,880
Total Information Technology		145,187,127
Materials 1.4%
Chemicals 1.4%
Celanese Corp., Class A	37,530	5,653,519
Total Materials		5,653,519
Real Estate 1.8%
Equity Real Estate Investment Trusts (REITS) 1.8%
Essex Property Trust, Inc.	23,330	7,459,534
Total Real Estate		7,459,534
Total Common Stocks (Cost $318,041,597)		414,728,230

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(c)	1,832,035	1,831,851
Total Money Market Funds (Cost $1,831,851)		1,831,851
Total Investments in Securities (Cost: $319,873,448)		416,560,081
Other Assets & Liabilities, Net		(813,793)
Net Assets		415,746,288

2	CTIVP® – Westfield Mid Cap Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	3,570,640	128,009,029	(129,747,818)	—	1,831,851	—	3,205	1,832,035
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Westfield Mid Cap Growth Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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